Common Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Common Shareholders’ Equity [Abstract]
Disclosure of comprenhensive income and expense [Text Block]
Comprehensive income and expenses are detailed as follows:

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow hedge (1)	(5,661)	728	(4,933)
Conversion differences of subsidiaries abroad	(34,786,480)	-	(34,786,480)
Reserve of Actuarial gains and losses on defined benefit plans (1)	19,669	(47,228)	(27,559)
Total comprehensive income As of December 31, 2017	(34,772,472)	(46,500)	(34,818,972)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow hedge (1)	84,962	(20,648)	64,314
Conversion differences of subsidiaries abroad	(27,280,176)	-	(27,280,176)
Reserve of Actuarial gains and losses on defined benefit plans (1)	(2,355,384)	659,198	(1,696,186)
Total comprehensive income As of December 31, 2016	(29,550,598)	638,550	(28,912,048)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow hedge (1)	80,693	(17,563)	63,130
Conversion differences of subsidiaries abroad	(29,678,944)	-	(29,678,944)
Reserve of Actuarial gains and losses on defined benefit plans (1)	(939,433)	314,541	(624,892)
Total comprehensive income As of December 31, 2015	(30,537,684)	296,978	(30,240,706)

(1)	These concepts will be reclassified to the Statement of Income when its settled.

Disclosure of changes in comprenhensive income and expense [Text Block]
The movement of comprehensive income and expense is detailed as follows:

a)	As of December 31, 2017:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh$	ThCh$	ThCh$	ThCh$
Increase (Decrease)	(34,786,480)	(5,661)	19,669	(34,772,472)
Deferred taxes	-	728	(47,228)	(46,500)
Total changes in equity	(34,786,480)	(4,933)	(27,559)	(34,818,972)
Equity holders of the parent	(32,982,829)	(10,837)	(32,794)	(33,026,460)
Non-controlling interests	(1,803,651)	5,904	5,235	(1,792,512)
Total changes in equity	(34,786,480)	(4,933)	(27,559)	(34,818,972)

b)	As of December 31, 2016:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh$	ThCh$	ThCh$	ThCh$
Increase (Decrease)	(27,280,176)	(399,559)	(2,355,384)	(30,035,119)
Deferred taxes	-	89,983	659,198	749,181
Reclassification to the result by function	-	484,521	-	484,521
Reclassification of deferred taxes related to other reserves	-	(110,631)	-	(110,631)
Total changes in equity	(27,280,176)	64,314	(1,696,186)	(28,912,048)
Equity holders of the parent	(25,123,546)	41,607	(1,623,299)	(26,705,238)
Non-controlling interests	(2,156,630)	22,707	(72,887)	(2,206,810)
Total changes in equity	(27,280,176)	64,314	(1,696,186)	(28,912,048)

c)	As of December 31, 2015:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh$	ThCh$	ThCh$	ThCh$
Increase (Decrease)	(29,678,944)	593,992	(939,433)	(30,024,385)
Deferred taxes	-	(145,800)	314,541	168,741
Reclassification to the result by function	-	(513,299)	-	(513,299)
Reclassification of deferred taxes related to other reserves	-	128,237	-	128,237
Total changes in equity	(29,678,944)	63,130	(624,892)	(30,240,706)
Equity holders of the parent	(27,652,528)	40,844	(589,731)	(28,201,415)
Non-controlling interests	(2,026,416)	22,286	(35,161)	(2,039,291)
Total changes in equity	(29,678,944)	63,130	(624,892)	(30,240,706)

Disclosure of basic and diluted earnings loss per share [Text Block]
The information used for the calculation of the income as per each basic and diluted share is as follows:

Income per share	For the years ended as of December 31,
	2017	2016	2015
Equity holders of the controlling company (ThCh$)	129,607,353	118,457,488	120,808,135
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic income per share (in Chilean pesos)	350.76	320.59	326.95
Equity holders of the controlling company (ThCh$)	129,607,353	118,457,488	120,808,135
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted income per share (in Chilean pesos)	350.76	320.59	326.95

Disclosure of dividends recognised as distributions to owners [Text Block]
As of December 31, 2017, 2016 and 2015, the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
248	01-09-2015	Interim	63.0000	2014
249	04-23-2015	Final	98.78138	2014
250	01-08-2016	Interim	66.0000	2015
251	04-22-2016	Final	97.47388	2015
252	01-06-2017	Interim	66.0000	2016
253	04-26-2017	Final	110.32236	2016
254	01-05-2018	Interim	70.0000	2017